Share Capital and Capital reserve	3 Months Ended
Mar. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital and Capital reserve
Share Capital and Capital reserve
Ordinary Shares

On January 2, 2018, the Company issued a share dividend of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017).

	Shares		March 31, 2018	December 31, 2017
	March 31, 2018	December 31, 2017
			€m	€m
Authorized Share Capital:
Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a
Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a

Issued and fully paid:
Ordinary Shares	173,997,436	165,291,546	1,747.7	1,626.9
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
			1,758.3	1,637.5
Listing and share transaction costs			(13.8)	(13.8)
Total Capital reserve			1,744.5	1,623.7